Provisions - Summary of Changes in Provisions (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Beginning balance	$ 84,059,008	$ 69,600,440
Increase (decrease) in existing provisions	24,983,613	16,840,210
Provisions used	(1,651,620)	(2,995,017)
Reversal of unused provision	(743,927)	(1,728,788)
Increase from adjustment to time value of money	3,176,001	2,347,087
Foreign currency translation	1,637,086	(4,924)
Total changes in provisions	27,401,153	14,458,568
Ending balance	111,460,161	84,059,008
Legal Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	17,433,976	10,002,785
Increase (decrease) in existing provisions	1,842,257	12,159,920
Provisions used	(1,150,386)	(2,995,017)
Reversal of unused provision	(743,927)	(1,728,788)
Foreign currency translation	(29,044)	(4,924)
Total changes in provisions	(81,100)	7,431,191
Ending balance	17,352,876	17,433,976
Decommissioning or Restoration [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	64,486,647	57,798,702
Increase (decrease) in existing provisions	23,395,295	4,340,858
Increase from adjustment to time value of money	3,176,001	2,347,087
Foreign currency translation	1,344,574
Total changes in provisions	27,915,870	6,687,945
Ending balance	92,402,517	64,486,647
Environment and Other Provisions [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	2,138,385	1,798,953
Increase (decrease) in existing provisions	(253,939)	339,432
Provisions used	(501,234)
Foreign currency translation	321,556
Total changes in provisions	(433,617)	339,432
Ending balance	$ 1,704,768	$ 2,138,385